Business, Basis of Presentation, and Significant Accounting Policies - Balance Sheet Revision (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	$ 2,940	$ 2,652	$ 2,222	$ 2,133
Total assets	86,699	80,846	82,737
Liabilities
Total liabilities	79,840	75,493
Equity [Abstract]
Retained earnings	3,070	2,308		1,340
Total Athene Holding Ltd. shareholders' equity	6,858	5,352
Noncontrolling interest	1	1
Total equity	6,859	5,353	$ 4,578	2,852
Total liabilities and equity	86,699	80,846
Scenario, Previously Reported
Assets
Total assets	86,720	80,854
Liabilities
Total liabilities	79,814	75,491
Equity [Abstract]
Retained earnings	3,117	2,318		$ 1,343
Total Athene Holding Ltd. shareholders' equity	6,905	5,362
Noncontrolling interest	1	1
Total equity	6,906	5,363
Total liabilities and equity	86,720	80,854
Consolidated Entity Excluding Variable Interest Entities (VIE)
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	2,940	2,652
Deferred tax assets	372	609
Liabilities
Interest sensitive contract liabilities	61,532	57,289
Future policy benefits	14,592	14,547
Other liabilities	688	778
Consolidated Entity Excluding Variable Interest Entities (VIE) | Scenario, Previously Reported
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	2,964	2,663
Deferred tax assets	369	606
Liabilities
Interest sensitive contract liabilities		57,296
Future policy benefits	14,569	14,540
Other liabilities	685	776
Prior Period Immaterial Revisions | Revisions
Assets
Total assets	(21)	(8)
Liabilities
Total liabilities	26	2
Equity [Abstract]
Retained earnings	(47)	(10)
Total Athene Holding Ltd. shareholders' equity	(47)	(10)
Noncontrolling interest	0	0
Total equity	(47)	(10)
Total liabilities and equity	(21)	(8)
Prior Period Immaterial Revisions | Consolidated Entity Excluding Variable Interest Entities (VIE) | Revisions
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	(24)	(11)
Deferred tax assets	3	3
Liabilities
Interest sensitive contract liabilities		(7)
Future policy benefits	23	7
Other liabilities	$ 3	$ 2